MainStay MacKay Small Cap Core Fund (Prospectus Summary) | MainStay MacKay Small Cap Core Fund
MainStay MacKay Small Cap Core Fund
MAINSTAY FUNDS TRUST   MainStay Epoch U.S. Small Cap Fund (the “Fund”)   Supplement dated April 1, 2019 (“Supplement”)<br /> to the Prospectus dated February 28, 2019, as supplemented   Important Notice Regarding Changes to Name, Investment Objective and Investment Policies   Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.   At a meeting held on December 10-12, 2018, the Board of Trustees of MainStay Funds Trust considered and approved, among other related proposals: (i) terminating Epoch Investment Partners, Inc. as the Fund's subadvisor; (ii) appointing MacKay Shields LLC as the Fund's subadvisor and the related subadvisory agreement, subject to shareholder approval; (iii) changing the Fund's name and modifying the Fund's investment objective, principal investment strategies, investment process, non-fundamental “names rule” investment policy and principal risks; (iv) reducing the management fee; (v) changing the Fund's primary benchmark; and (vi) filing proxy materials.   Subsequently, at a meeting held on March 29, 2019, shareholders approved item (ii) of the above.   As a result, the changes detailed in the Prospectus supplement dated February 28, 2019 are effective immediately. In addition, effective immediately the following changes will be made to the Prospectus:
Fees and Expenses of the Fund and Example.

1.       Fees and Expenses of the Fund and Example. The Fund's fees and expenses table and example table are deleted in their entirety and replaced with the following, which have been restated to reflect a reduction in the management fee of the Fund:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MainStay MacKay Small Cap Core Fund (Prospectus Summary) -	Class A		Investor Class		Class B [1]	Class C	Class I	Class R1	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[2]	none	[2]	5.00%	1.00%	none	none	none	none
[1]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[2]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MainStay MacKay Small Cap Core Fund (Prospectus Summary) -		Class A	Investor Class	Class B [2]	Class C	Class I	Class R1	Class R2	Class R3
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	none	0.25%	0.50%
Other Expenses		0.13%	0.46%	0.46%	0.46%	0.13%	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses		1.18%	1.51%	2.26%	2.26%	0.93%	1.03%	1.28%	1.53%
[1]	Restated to reflect current management fees. The management fee is as follows: 0.80% on assets up to $1 billion; 0.775 on assets from $1billion to $2 billion; and 0.75% on assets over $2 billion.
[2]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

Assuming redemption at end of period
Expense Example - MainStay MacKay Small Cap Core Fund (Prospectus Summary) - - USD ($)	Class A	Investor Class	Class B	Class C	Class I	Class R1	Class R2	Class R3
1 Year	$ 664	$ 695	$ 729	$ 329	$ 95	$ 105	$ 130	$ 156
3 Years	904	1,001	1,006	706	296	328	406	483
5 Years	1,163	1,328	1,410	1,210	515	569	702	834
10 Years	$ 1,903	$ 2,252	$ 2,407	$ 2,595	$ 1,143	$ 1,259	$ 1,545	$ 1,824

Assuming no redemption
Expense Example, No Redemption - MainStay MacKay Small Cap Core Fund (Prospectus Summary) - - USD ($)	Class B	Class C
1 Year	$ 229	$ 229
3 Years	706	706
5 Years	1,210	1,210
10 Years	$ 2,407	$ 2,595

Past Performance.

2.     Past Performance. The following changes are made to this section of the Prospectus:

        i.      The first and second paragraphs are deleted in its entirety and replaced with the following:

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of a broad-based securities market index. The Fund has selected the Russell 2000® Index as its primary benchmark as a replacement for the Russell 2500TM Index because it believes that the Russell 2000® Index is more reflective of its current investment style. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund replaced its subadvisor effective April 1, 2019 and modified its investment objective, investment process, principal investment strategies and principal risks. The past performance in the bar chart and table prior to that date reflects the Fund's prior subadvisor, investment objective, investment process, principal investment strategies and principal risks. Please visit nylinvestments.com/funds for more recent performance information.

        ii.     The Average Annual Total Returns table is deleted in its entirety and replaced with the following:

The Average Annual Total Returns table is deleted in its entirety and replaced with the following:
Average Annual Total Returns - MainStay MacKay Small Cap Core Fund (Prospectus Summary) -	1 Year	5 Years	Since Inception	Inception Date
Class I	(16.39%)	(2.78%)	12.34%	Dec. 01, 1987
Class I | After Taxes on Distributions	(19.54%)	1.55%	11.64%
Class I | After Taxes on Distributions and Sales	(7.68%)	2.19%	10.35%
Class A	(21.15%)	1.38%	11.42%	Jan. 02, 2004
Investor Class	(21.39%)	1.10%	11.13%	Feb. 28, 2008
Class B	(20.86%)	1.18%	10.94%	Jan. 02, 2004
Class C	(18.14%)	1.48%	10.93%	Dec. 30, 2002
Class R1	(16.48%)	2.67%	8.77%	Jul. 31, 2012
Class R2	(16.67%)	2.42%	8.50%	Jul. 31, 2012
Class R3	(16.88%)	5.72%	none	Feb. 29, 2016
Russell 2000® Index (reflects no deductions for fees, expenses, or taxes)	(11.01%)	4.41%	11.97%
Russell 2500™ Index (reflects no deductions for fees, expenses, or taxes)	(10.00%)	5.15%	13.15%

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.